Income Taxes - Current and Deferred Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Foreign	$ 143	$ 481	$ 344
Total current income tax expense (benefit)	143	481	344
Foreign	0	35	(17)
Deferred	0	35	(17)
Foreign	143	516	327
Income tax expense (recovery)	$ 143	$ 516	$ 327